Exhibit 99.1

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Jun-15
Date of Report:	15-Jul-15

This report contains information regarding Bank of Montreal Registered Covered Bond Program’s Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Mortgage Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Mortgage Loans in the Cover Pool will vary over time.

This report is for distribution only under such circumstances as may be permitted by applicable law. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Bank of Montreal to be accurate, however, Bank of Montreal makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Series	Initial Principal Amount	Translation Rate	C$ Equivalent	Final Maturity Date(2)	Coupon Rate	Rate Type

CB Series 1	€1,000,000,000	1.5150	$1,515,000,000	May 7, 2019	1.00%	Fixed
CB Series 2	€1,500,000,000	1.3909	$2,086,350,000	January 22, 2020	0.25%	Fixed
CB Series 3	£325,000,000	1.8390	$597,675,000	January 29, 2018	3m GBP LIBOR +19bps	Floating

Outstanding under the Global Registered Covered Bond Program as of the Calculation Date			$4,199,025,000

Issued prior to CMHC registration under the legacy Covered Bond Program (1)			$3,505,900,000

Total Covered Bond Outstanding			$7,704,925,000

Total Outstanding OSFI Covered Bond Limit			24,711,473,391

Weighted average maturity of Outstanding Covered Bonds (months)			48.31

Weighted average remaining term of Loans in Cover Pool (months)			25.60

Covered Bond Series Ratings			Moody’s	Fitch	DBRS
CB Series 1			Aaa	AAA	AAA
CB Series 2			Aaa	AAA	AAA
CB Series 3			Aaa	AAA	AAA

(1) Covered bonds outstanding under the legacy Covered Bond Program do not form part of the BMO Global Registered Covered Bond Program nor do they benefit from the Covered Bond Legislative Framework.

(2) An Extended Due for Payment Date twelve months after the Maturity Date has been specified in the Final Terms of each series. The Coupon Rate specified in respect of each series applies until the Final Maturity Date following which the floating rate of interest specified in the Final Terms of each series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date. The capitalized terms used here are defined in the Final Terms of each series.

Supplementary Information

Parties to Bank of Montreal Global Registered Covered Bond Program
Issuer	Bank of Montreal
Guarantor Entity	BMO Covered Bond Guarantor Limited Partnership
Servicer and Cash Manager	Bank of Montreal
Interest Rate Swap Provider	Bank of Montreal
Covered Bond Swap Provider	Bank of Montreal
Bond Trustee and Custodian	Computershare Trust Company of Canada
Cover Pool Monitor	KPMG LLP
Account Bank and GDA Provider	Bank of Montreal
Standby Bank Account and	Royal Bank of Canada
Standby GDA Provider
Principal Paying Agent	The Bank of New York Mellon

Bank of Montreal Credit Ratings
	Moody’s	Fitch	DBRS
Senior Debt	Aa3	AA-	AA
Short-Term Debt	P-1	F1+	R-1(high)
Ratings Outlook	Negative	Stable	Negative

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody’s	Fitch	DBRS
Royal Bank of Canada	P-1	F1+ or AA	R-1(high) or AA

Description of Ratings Triggers (1)(2)

A. Party Replacement Triggers

If the ratings of the counterparty falls below the level indicated below, such party is required to be replaced, or in the case of the Cash Manager, obtain a guarantee for its obligations.

Counterparty	Moody’s	Fitch	DBRS
Cash Manager (BMO)	P-1	F2 and BBB+	BBB(low)
Account Bank/GDA Provider (BMO)	P-1	F1 and A	R-1(middle) or AA(low)
Standby Account Bank/GDA Provider (RBC)	P-1	F1 or A	R-1(middle) or A(low)
Servicer (BMO)	Baa2	F2	BBB(low)
Interest Rate Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Covered Bond Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Paying Agent (BNY Mellon)	P-1	F1 and A	N/A

(1) Where only one rating is expressed, this rating represents the short-term rating (unless otherwise specified) and where two ratings are expressed, the first is short-term and the second is long-term.

(2) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

BMO Covered Bond Program	Monthly Investor Report - June 2015	1 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Jun-15
Date of Report:	15-Jul-15

B. Summary of Specific Rating Trigger Actions

I) The following actions are required if the Cash Manager (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received directly into the GDA Account (or Standby GDA Account if applicable) within 2 Canadian business days and the Cash Manager shall immediately remit any funds held at such time for or on behalf of the Guarantor directly into the GDA Account	P-1	F1 or A	R-1(middle) or AA(low)

II) The following actions are required if the Servicer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received to the Cash Manager, or GDA as applicable	P-1	F1 or A	R-1(middle) or BBB(low)

III) The Swap Provider is required to transfer credit support or transfer all of its rights and obligations to a replacement third party, or to obtain a guarantee of its rights and obligations from a third party, if the Swap Provider undergoes a downgrade below the stipulated rating:

	Moody’s(3)	Fitch	DBRS
a) Interest Rate Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A (high)
b) Covered Bond Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A (high)

IV) The following actions are required if the Issuer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) Mandatory repayment of the Demand Loan	N/A	F2 or BBB+	N/A

b) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already taking place)	Baa1	BBB+	BBB(high)

c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	BBB(low)

Events of Defaults & Test Compliance
Asset Coverage Test (C$ Equivalent of Outstanding		Pass
Covered Bond < Adjusted Aggregate Asset Amount)
Issuer Event of Default		No
Guarantor LP Event of Default		No

(3) If no short term rating exists, then A1

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Pre-Maturity Test

(Applicable to Hard Bullet Covered Bonds)
Pre-Maturity Required Ratings	Moody’s	Fitch	DBRS(1)
	P-1	F1+	A(high) or A(low)

Following a breach of the Pre-Maturity test in respect of a Series of Hard Bullet Covered Bonds, and unless the Pre-Maturity Liquidity Ledger is otherwise funded from the other sources, the Partnership shall offer to sell Randomly Selected Loans if Final Maturity Date is within 12 months from the Pre-Maturity Test Date

(1) In the case of DBRS, if Final Maturity Date is within six months of the Pre-Maturity Test Date, then A(high), otherwise A(low).

Reserve Fund

Reserve Fund Required Amount Ratings	Moody’s	Fitch	DBRS
Senior		A	A(low)
Short Term	P-1	F1	R-1(middle)

Are the ratings of the Issuer below the Reserve Fund Required Amount Ratings?		No

If the ratings of the Issuer fall below the Reserve Fund Required Amount Ratings, then the Guarantor shall credit or cause to be credited to the Reserve Fund funds up to an amount equal to the Reserve Fund Required Amount.

Reserve Fund Required Amount:       Nil

BMO Covered Bond Program	Monthly Investor Report - June 2015	2 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Jun-15
Date of Report:	15-Jul-15

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$4,199,025,000

A (1) = Lesser of (i) Sum of LTV adjusted outstanding principal balance and (ii) Sum of Asset percentage adjusted outstanding principal balance	$13,571,660,488		A (i)		14,515,144,907
B = Principal receipts not applied	-		A (ii)		13,571,660,488
C = Cash capital contributions	-	Asset Percentage		93.5%
D = Substitution assets	-	Maximum Asset
E = (i) Reserve fund balance	-	Percentage		95.0%
(ii) Pre - Maturity liquidity ledger balance	-
F = Negative carry factor calculation	-
Total: A + B + C + D + E - F	$13,571,660,488

Asset Coverage Test Pass/Fail	Pass

(1) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Valuation Calculation

Trading Value of Covered Bonds	$4,220,326,182

A = Lesser of i) Present value of outstanding loan balance of Performing	14,631,221,761
Eligible Loans(1) and ii) 80% of Market Value(2) of properties securing
Performing Eligible Loans, net of adjustments			A (i)		14,631,221,761
B = Principal receipts up to calculation date not otherwise applied	-		A (ii)		24,483,096,759
C = Cash capital contributions	-
D = Trading Value of any Substitute Assets	-
E = (i) Reserve Fund Balance, if applicable	-
(ii) Pre - Maturity liquidity ledger balance	-
F = Trading Value of Swap Collateral	-

Total: A + B + C + D + E + F	$14,631,221,761

(1) Present value of expected future cash flows of Loans using current market interest rates offered to BMO clients. The effective weighted average rate used for discounting is 2.49%
(2) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Intercompany Loan Balance

Guarantee Loan	$4,494,097,797
Demand Loan	10,607,204,000

Total	$15,101,301,797

Cover Pool Losses

Period end	Write Off Amounts	Loss Percentage (Annualized)
June 30, 2015	$0	0.00%

Cover Pool Flow of Funds

	Current Month	Previous Month
Cash Inflows
Principal receipts	517,532,317	477,495,580
Proceeds for sale of Loans	-	-
Revenue Receipts	39,626,952	34,200,970
Swap Receipts	11,634,946	13,340,986
Cash Capital Contribution
Advances of Intercompany Loans	-	-
Guarantee Fee	-	-
Cash Outflows
Swap Payment	-	-
Intercompany Loan interest	(22,707,995)	(19,308,343)
Intercompany Loan principal	(482,266,000)	(392,128,000)
Intercompany Loan repayment
Mortgage Top-up Settlement	-	-
Misc Partnership Expenses	(60)	(1,912)
Profit Distribution to Partners	-	-

Net inflows/(outflows)	63,820,161	113,599,281

Cover Pool - Summary Statistics

Asset Type	Mortgages
Previous Month Ending Balance	15,041,489,676
Aggregate Outstanding Balance	$14,521,565,844
Number of Loans	60,200
Average Loan Size	$241,222
Number of Primary Borrowers	57,661
Number of Properties	60,200
	Original (2)			Indexed (1)
Weighted Average Current Loan to Value (LTV)	60.14%			54.38%
Weighted Average Authorized LTV	67.10%			60.47%
Weighted Average Original LTV	67.10%
Weighted Average Seasoning	24.35	(Months	)
Weighted Average Coupon	2.83%
Weighted Average Original Term	49.95	(Months	)
Weighted Average Remaining Term	25.60	(Months	)
Substitution Assets	Nil

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

BMO Covered Bond Program	Monthly Investor Report - June 2015	3 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Jun-15
Date of Report:	15-Jul-15

Cover Pool - Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	60,127	99.88	$14,507,284,733	99.90
30 - 59 days past due	10	0.02	$2,155,231	0.01
60 - 89 days past due	26	0.04	$5,704,943	0.04
90 or more days past due	37	0.06	$6,420,937	0.04

Grand Total	60,200	100.00	$14,521,565,844	100.00

Cover Pool - Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	7,212	11.98	$1,646,102,019	11.34
British Columbia	10,545	17.52	$3,938,619,944	27.12
Manitoba	1,073	1.78	$182,133,347	1.25
New Brunswick	999	1.66	$121,917,822	0.84
Newfoundland	1,193	1.98	$190,340,082	1.31
Northwest Territories & Nunavut	-	-	$-	-
Nova Scotia	1,831	3.04	$314,673,155	2.17
Ontario	24,724	41.07	$5,806,748,823	39.99
Prince Edward Island	339	0.56	$44,957,354	0.31
Quebec	10,355	17.20	$1,882,588,017	12.96
Saskatchewan	1,929	3.20	$393,485,281	2.71
Yukon Territories	-	-	$-	-

Grand Total	60,200	100.00	$14,521,565,844	100.00

Cover Pool - Credit Score Distribution

Credit Score	Number of Loans	Percentage	Principal Balance	Percentage
Less than 600 or Unavailable	5,268	8.75	$1,502,062,002	10.34
600 - 650	3,238	5.38	$800,107,264	5.51
651 - 700	7,140	11.86	$1,837,283,101	12.65
701 - 750	14,037	23.32	$3,670,680,147	25.28
751 - 800	21,724	36.09	$5,104,406,961	35.15
801 and Above	8,793	14.61	$1,607,026,369	11.07

Grand Total	60,200	100.00	$14,521,565,844	100.00

Cover Pool - Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	49,661	82.49	$11,506,899,807	79.24
Variable	10,539	17.51	$3,014,666,037	20.76

Grand Total	60,200	100.00	$14,521,565,844	100.00

Cover Pool - Mortgage Asset Type Distribution

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Amortizing Mortgages	60,200	100.00	$14,521,565,844	100.00

Grand Total	60,200	100.00	$14,521,565,844	100.00

Cover Pool - Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Owner Occupied	46,724	77.61	$11,653,852,545	80.25
Non-Owner Occupied	13,476	22.39	$2,867,713,299	19.75

Grand Total	60,200	100.00	$14,521,565,844	100.00

Cover Pool - Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 1.00	-	-	$-	-
1.00 - 3.99	59,332	98.56	$14,395,410,347	99.13
4.00 - 4.49	597	0.99	$86,685,955	0.60
4.50 - 4.99	186	0.31	$27,062,250	0.19
5.00 - 5.49	62	0.10	$9,415,645	0.06
5.50 - 5.99	16	0.03	$1,916,686	0.01
6.00 - 6.49	7	0.01	$1,074,961	0.01
6.50 - 6.99	-	-	$-	-
7.00 - 7.49	-	-	$-	-
7.50 - 7.99	-	-	$-	-
8.00 and Above	-	-	$-	-

Grand Total	60,200	100.00	$14,521,565,844	100.00

BMO Covered Bond Program	Monthly Investor Report - June 2015	4 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Jun-15
Date of Report:	15-Jul-15

Cover Pool - Indexed LTV Distribution (1)

Indexed LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	5,198	8.63	$382,764,982	2.64
20.01 - 25.00	2,474	4.11	$297,003,086	2.05
25.01 - 30.00	2,973	4.94	$455,237,047	3.13
30.01 - 35.00	3,155	5.24	$550,840,912	3.79
35.01 - 40.00	3,213	5.34	$640,491,053	4.41
40.01 - 45.00	3,811	6.33	$933,455,332	6.43
45.01 - 50.00	4,449	7.39	$1,237,752,067	8.52
50.01 - 55.00	5,500	9.14	$1,719,885,258	11.84
55.01 - 60.00	7,697	12.79	$2,457,671,767	16.92
60.01 - 65.00	8,849	14.70	$2,527,070,602	17.40
65.01 - 70.00	6,918	11.49	$1,697,477,692	11.69
70.01 - 75.00	4,245	7.05	$1,122,600,904	7.73
75.01 - 80.00	1,717	2.85	$499,248,228	3.44
80.01 and Above	1	0.00	$66,915	0.00

Grand Total	60,200	100.00	14,521,565,844	100.00

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

Cover Pool - Remaining Term Distribution

Months to Maturity	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12	8,774	14.57	$1,906,389,027	13.13
12 - 17	10,146	16.85	$3,157,339,515	21.74
18 - 24	11,947	19.85	$2,610,238,003	17.97
25 - 30	14,313	23.78	$3,084,686,501	21.24
31 - 36	3,742	6.22	$818,601,774	5.64
37 - 42	2,479	4.12	$707,424,347	4.87
43 - 48	1,807	3.00	$491,677,190	3.39
49 - 54	5,471	9.09	$1,375,660,764	9.47
55 - 60	1,382	2.30	$336,813,616	2.32
61 - 63	11	0.02	$1,848,777	0.01
72 and Above	128	0.21	$30,886,329	0.21

Grand Total	60,200	100.00	$14,521,565,844	100.00

Cover Pool - Remaining Principal Balance Distribution

Remaining Principal Balance (C$)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	11,748	19.51	$758,023,359	5.22
100,000 - 199,999	20,499	34.05	$3,080,316,261	21.21
200,000 - 299,999	14,165	23.53	$3,472,102,264	23.91
300,000 - 399,999	6,451	10.72	$2,216,160,346	15.26
400,000 - 499,999	2,965	4.93	$1,321,882,192	9.10
500,000 - 599,999	1,526	2.53	$833,276,927	5.74
600,000 - 699,999	791	1.31	$511,101,020	3.52
700,000 - 799,999	462	0.77	$343,692,342	2.37
800,000 - 899,999	326	0.54	$277,598,100	1.91
900,000 - 999,999	256	0.43	$242,865,520	1.67
1,000,000 - 1,499,999	670	1.11	$822,114,551	5.66
1,500,000 - 2,000,000	255	0.42	$442,362,429	3.05
2,000,000 - 3,000,000	86	0.14	$200,070,534	1.38
3,000,000 and Above	-	-	$-	-

	60,200	100.00	$14,521,565,844	100.00

Cover Pool - Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condominium	12,332	20.49	$2,345,487,955	16.15
Multi-Residential	3,082	5.12	$729,107,446	5.02
Single Family	40,404	67.12	$10,484,033,537	72.20
Townhouse	4,382	7.28	$962,936,907	6.63

Grand Total	60,200	100.00	14,521,565,844	100.00

Note: Percentages and totals in the above tables may not add exactly due to rounding.

Cover Pool - Indexed LTV and Delinquency Distribution by Province (1)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and Below	$37,852,891	$-	$-	$-	$37,852,891
	20.01 - 25	$29,529,396	$209,456	$-	$-	$29,738,852
	25.01 - 30	$43,055,250	$-	$-	$-	$43,055,250
	30.01 - 35	$61,080,985	$-	$-	$-	$61,080,985
	35.01 - 40	$65,233,157	$-	$-	$-	$65,233,157
	40.01 - 45	$76,215,238	$-	$-	$-	$76,215,238
	45.01 - 50	$113,294,135	$-	$207,480	$-	$113,501,615
	50.01 - 55	$150,966,298	$240,151	$-	$136,320	$151,342,769
	55.01 - 60	$234,868,700	$-	$467,765	$-	$235,336,464
	60.01 - 65	$352,511,730	$-	$-	$-	$352,511,730
	65.01 - 70	$281,008,026	$-	$-	$-	$281,008,026
	70.01 - 75	$115,019,054	$-	$-	$-	$115,019,054
	75.01 - 80	$84,205,988	$-	$-	$-	$84,205,988
	80.01 and Above	$-	$-	$-	$-	$-

		1,644,840,848	449,607	675,245	136,320	1,646,102,019

BMO Covered Bond Program	Monthly Investor Report - June 2015	5 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Jun-15
Date of Report:	15-Jul-15

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and Below	$124,667,358	$-	$77,768	$77,829	$124,822,954
	20.01 - 25	$96,406,550	$-	$-	$-	$96,406,550
	25.01 - 30	$154,542,051	$-	$331,474	$55,844	$154,929,369
	30.01 - 35	$170,143,383	$-	$258,387	$-	$170,401,770
	35.01 - 40	$213,192,770	$-	$-	$328,924	$213,521,694
	40.01 - 45	$354,637,033	$-	$-	$-	$354,637,033
	45.01 - 50	$485,072,522	$-	$-	$-	$485,072,522
	50.01 - 55	$673,099,384	$-	$424,194	$-	$673,523,578
	55.01 - 60	$908,964,658	$-	$435,154	$-	$909,399,812
	60.01 - 65	$421,769,709	$-	$360,106	$-	$422,129,815
	65.01 - 70	$211,866,158	$-	$-	$195,538	$212,061,696
	70.01 - 75	$98,816,911	$-	$-	$-	$98,816,911
	75.01 - 80	$22,896,242	$-	$-	$-	$22,896,242
	80.01 and Above	$-	$-	$-	$-	$-

		3,936,074,727	-	1,887,083	658,134	3,938,619,944

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and Below	$3,533,643	$-	$-	$-	$3,533,643
	20.01 - 25	$3,773,126	$-	$-	$-	$3,773,126
	25.01 - 30	$3,825,364	$-	$-	$-	$3,825,364
	30.01 - 35	$4,114,403	$-	$-	$-	$4,114,403
	35.01 - 40	$5,451,597	$-	$-	$-	$5,451,597
	40.01 - 45	$8,214,443	$-	$-	$-	$8,214,443
	45.01 - 50	$12,052,940	$-	$-	$-	$12,052,940
	50.01 - 55	$13,464,901	$-	$-	$-	$13,464,901
	55.01 - 60	$26,769,687	$-	$-	$-	$26,769,687
	60.01 - 65	$49,540,039	$-	$-	$-	$49,540,039
	65.01 - 70	$23,677,479	$-	$-	$-	$23,677,479
	70.01 - 75	$20,524,491	$-	$177,499	$-	$20,701,990
	75.01 - 80	$7,013,738	$-	$-	$-	$7,013,738
	80.01 and Above	$-	$-	$-	$-	$-

		181,955,848	-	177,499	-	182,133,347

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and Below	$2,928,644	$-	$-	$-	$2,928,644
	20.01 - 25	$2,432,624	$-	$-	$-	$2,432,624
	25.01 - 30	$3,895,495	$-	$-	$-	$3,895,495
	30.01 - 35	$3,285,605	$-	$64,862	$48,614	$3,399,081
	35.01 - 40	$5,467,649	$91,476	$-	$42,191	$5,601,316
	40.01 - 45	$6,090,709	$-	$-	$-	$6,090,709
	45.01 - 50	$6,785,335	$-	$-	$-	$6,785,335
	50.01 - 55	$8,188,378	$-	$-	$-	$8,188,378
	55.01 - 60	$17,939,551	$-	$-	$-	$17,939,551
	60.01 - 65	$24,100,273	$-	$-	$-	$24,100,273
	65.01 - 70	$27,250,429	$-	$-	$352,227	$27,602,657
	70.01 - 75	$9,967,536	$-	$-	$-	$9,967,536
	75.01 - 80	$2,986,222	$-	$-	$-	$2,986,222
	80.01 and Above	$-	$-	$-	$-	$-

		121,318,452	91,476	64,862	443,033	121,917,822

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and Below	$2,451,112	$-	$-	$-	$2,451,112
	20.01 - 25	$2,450,119	$-	$-	$-	$2,450,119
	25.01 - 30	$3,126,850	$-	$-	$-	$3,126,850
	30.01 - 35	$4,789,659	$-	$-	$-	$4,789,659
	35.01 - 40	$5,613,300	$-	$-	$64,261	$5,677,562
	40.01 - 45	$6,754,515	$-	$-	$-	$6,754,515
	45.01 - 50	$9,003,451	$-	$-	$-	$9,003,451
	50.01 - 55	$13,898,967	$-	$-	$-	$13,898,967
	55.01 - 60	$15,292,158	$-	$-	$-	$15,292,158
	60.01 - 65	$38,672,103	$-	$-	$-	$38,672,103
	65.01 - 70	$60,803,592	$-	$-	$558,040	$61,361,632
	70.01 - 75	$18,587,437	$-	$-	$-	$18,587,437
	75.01 - 80	$8,274,518	$-	$-	$-	$8,274,518
	80.01 and Above	$-	$-	$-	$-	$-

		189,717,780	-	-	622,301	190,340,082

BMO Covered Bond Program	Monthly Investor Report - June 2015	6 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Jun-15
Date of Report:	15-Jul-15

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and Below	$4,222,767	$-	$-	$-	$4,222,767
	20.01 - 25	$2,966,157	$-	$-	$-	$2,966,157
	25.01 - 30	$7,293,341	$-	$-	$-	$7,293,341
	30.01 - 35	$7,446,732	$-	$-	$-	$7,446,732
	35.01 - 40	$9,574,829	$-	$-	$-	$9,574,829
	40.01 - 45	$11,197,125	$-	$-	$-	$11,197,125
	45.01 - 50	$14,524,075	$-	$-	$-	$14,524,075
	50.01 - 55	$21,602,804	$-	$-	$-	$21,602,804
	55.01 - 60	$26,704,701	$-	$-	$-	$26,704,701
	60.01 - 65	$53,180,481	$-	$-	$-	$53,180,481
	65.01 - 70	$72,650,208	$-	$-	$-	$72,650,208
	70.01 - 75	$58,834,160	$-	$-	$-	$58,834,160
	75.01 - 80	$24,475,775	$-	$-	$-	$24,475,775
	80.01 and Above	$-	$-	$-	$-	$-

		314,673,155	-	-	-	314,673,155

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and Below	$161,602,208	$-	$-	$-	$161,602,208
	20.01 - 25	$125,255,743	$-	$-	$-	$125,255,743
	25.01 - 30	$190,153,677	$-	$106,656	$-	$190,260,333
	30.01 - 35	$237,670,452	$-	$-	$-	$237,670,452
	35.01 - 40	$267,726,415	$-	$-	$-	$267,726,415
	40.01 - 45	$371,873,561	$-	$121,914	$-	$371,995,476
	45.01 - 50	$478,225,026	$604,716	$-	$-	$478,829,742
	50.01 - 55	$666,497,018	$-	$-	$-	$666,497,018
	55.01 - 60	$920,298,398	$-	$-	$92,278	$920,390,676
	60.01 - 65	$1,158,178,239	$298,256	$-	$197,929	$1,158,674,423
	65.01 - 70	$683,094,461	$-	$649,637	$519,487	$684,263,586
	70.01 - 75	$367,881,238	$123,077	$-	$-	$368,004,315
	75.01 - 80	$175,511,521	$-	$-	$-	$175,511,521
	80.01 and Above	$66,915	$-	$-	$-	$66,915

		5,804,034,873	1,026,049	878,208	809,694	5,806,748,823

BMO Covered Bond Program	Monthly Investor Report - June 2015	7 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Jun-15
Date of Report:	15-Jul-15

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward Island	20.00 and Below	$801,740	$-	$-	$-	$801,740
	20.01 - 25	$644,510	$-	$-	$-	$644,510
	25.01 - 30	$773,881	$-	$-	$-	$773,881
	30.01 - 35	$1,405,504	$-	$-	$-	$1,405,504
	35.01 - 40	$1,246,327	$-	$-	$-	$1,246,327
	40.01 - 45	$1,539,584	$-	$-	$-	$1,539,584
	45.01 - 50	$2,758,511	$-	$-	$-	$2,758,511
	50.01 - 55	$3,563,946	$-	$-	$-	$3,563,946
	55.01 - 60	$8,101,297	$-	$-	$-	$8,101,297
	60.01 - 65	$11,020,388	$-	$-	$-	$11,020,388
	65.01 - 70	$9,178,936	$-	$-	$-	$9,178,936
	70.01 - 75	$3,170,873	$-	$-	$-	$3,170,873
	75.01 - 80	$751,857	$-	$-	$-	$751,857
	80.01 and Above	$-	$-	$-	$-	$-

		44,957,354	-	-	-	44,957,354

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and Below	$40,215,990	$-	$-	$-	$40,215,990
	20.01 - 25	$29,295,529	$-	$36,596	$-	$29,332,125
	25.01 - 30	$44,056,807	$-	$-	$-	$44,056,807
	30.01 - 35	$52,702,927	$-	$-	$-	$52,702,927
	35.01 - 40	$57,264,850	$-	$25,496	$-	$57,290,346
	40.01 - 45	$82,425,293	$-	$-	$90,321	$82,515,614
	45.01 - 50	$99,273,679	$-	$-	$56,981	$99,330,660
	50.01 - 55	$121,245,088	$-	$-	$89,000	$121,334,088
	55.01 - 60	$182,503,327	$-	$622,934	$-	$183,126,262
	60.01 - 65	$315,262,381	$349,775	$225,265	$879,424	$316,716,845
	65.01 - 70	$273,440,098	$238,324	$388,373	$587,378	$274,654,173
	70.01 - 75	$415,341,976	$-	$607,800	$1,540,180	$417,489,956
	75.01 - 80	$163,642,114	$-	$-	$180,110	$163,822,225
	80.01 and Above	$-	$-	$-	$-	$-

		1,876,670,059	588,099	1,906,464	3,423,395	1,882,588,017

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and Below	$4,333,033	$-	$-	$-	$4,333,033
	20.01 - 25	$4,003,279	$-	$-	$-	$4,003,279
	25.01 - 30	$4,020,357	$-	$-	$-	$4,020,357
	30.01 - 35	$7,829,400	$-	$-	$-	$7,829,400
	35.01 - 40	$9,167,811	$-	$-	$-	$9,167,811
	40.01 - 45	$14,295,596	$-	$-	$-	$14,295,596
	45.01 - 50	$15,791,789	$-	$-	$101,429	$15,893,218
	50.01 - 55	$46,468,809	$-	$-	$-	$46,468,809
	55.01 - 60	$114,495,576	$-	$115,583	$-	$114,611,159
	60.01 - 65	$100,524,504	$-	$-	$-	$100,524,504
	65.01 - 70	$50,792,669	$-	$-	$226,632	$51,019,301
	70.01 - 75	$12,008,672	$-	$-	$-	$12,008,672
	75.01 - 80	$9,310,142	$-	$-	$-	$9,310,142
	80.01 and Above	$-	$-	$-	$-	$-

		393,041,638	-	115,583	328,060	393,485,281

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Covered Bond Program	Monthly Investor Report - June 2015	8 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Jun-15
Date of Report:	15-Jul-15

Cover Pool - Current LTV Distribution by Credit Score (1)

	Credit Scores
Indexed LTV (%)	<600	600 - 650	651 - 700	701 - 750	751 - 800	>800	Total
20.00 and Below	$30,632,634	$8,712,500	$21,136,975	$60,475,275	$152,047,751	$109,759,847	$382,764,982
20.01 - 25	$20,953,294	$10,520,414	$26,711,489	$53,397,760	$119,742,700	$65,677,430	$297,003,086
25.01 - 30	$33,024,095	$18,139,883	$35,705,003	$92,327,794	$183,868,472	$92,171,799	$455,237,047
30.01 - 35	$44,577,814	$19,577,802	$59,148,354	$124,230,090	$207,019,635	$96,287,217	$550,840,912
35.01 - 40	$60,198,983	$29,168,451	$71,177,845	$128,537,559	$243,572,162	$107,836,054	$640,491,053
40.01 - 45	$99,013,346	$44,103,741	$98,014,192	$207,056,776	$356,925,787	$128,341,490	$933,455,332
45.01 - 50	$124,528,234	$55,870,452	$147,825,445	$297,817,485	$464,047,028	$147,663,424	$1,237,752,067
50.01 - 55	$171,439,212	$76,372,081	$202,090,283	$451,564,179	$640,799,432	$177,620,071	$1,719,885,258
55.01 - 60	$275,869,501	$139,957,968	$302,318,928	$645,064,568	$861,789,398	$232,671,404	$2,457,671,767
60.01 - 65	$318,345,404	$148,774,557	$319,218,891	$677,240,807	$843,043,648	$220,447,294	$2,527,070,602
65.01 - 70	$113,843,653	$131,832,718	$275,322,269	$461,690,388	$569,906,210	$144,882,454	$1,697,477,692
70.01 - 75	$114,727,899	$82,647,026	$189,470,416	$331,409,750	$336,463,017	$67,882,795	$1,122,600,904
75.01 - 80	$94,841,016	$34,429,670	$89,143,011	$139,867,718	$125,181,723	$15,785,090	$499,248,228
80.01 and Above	$66,915	$-	$-	$-	$-	$-	$66,915

	$1,502,062,002	$800,107,264	$1,837,283,101	$3,670,680,147	$5,104,406,961	$1,607,026,369	$14,521,565,844

(1) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Covered Bond Program	Monthly Investor Report - June 2015	9 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Jun-15
Date of Report:	15-Jul-15

Appendix Indexation Methodology

Starting July 1, 2014, the Guarantor employs an indexation methodology that meets the requirements provided for in the CMHC Guide to determine indexed valuations for Properties relating to the Loans in the Portfolio (which methodology may be changed from time to time and will, at any time, be disclosed in the then-current Investor Report and each future Investor Report for periods from and after July 1, 2014, the “Indexation Methodology”) for purposes of the Asset Coverage Test, the Amortization Test and the Valuation Calculation as set forth in the Guarantor Agreement, and for all other purposes as required by the CMHC Guide. Any update or other change to the Indexation Methodology must comply with the requirements of the CMHC Guide and will (i) require notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such update or other change constitutes a material amendment thereto, require satisfaction of the Rating Agency Condition, and (iii) if such update or other change is materially prejudicial to the Covered Bondholders, require the consent of the Bond Trustee.

Initially, the Indexation Methodology to be employed by the Guarantor will be based on (i) with respect to Properties located within the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through its House Price IndexTM (the “House Price Index”), and (ii) for Properties located in all other areas of Canada, a property value that is adjusted using the Teranet-National Bank Composite 11 House Price IndexTM (the “Composite 11 House Price Index”), which is calculated as a weighted average of the data for the eleven cities included in the House Price Index.

The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. Details of the House Price Index and the Composite 11 House Price Index may be found at www.housepriceindex.ca.

Certain risks are associated with the use of composite indices and statistics including the House Price Index and the Composite 11 House Price Index, such as (i) the data provided with respect to larger geographical areas could mask localized price fluctuations, and (ii) data on the growth rate for each type of dwelling is not available because the data provided combines all dwelling types and, therefore, the data provided may not reflect price fluctuations for the different types of dwellings. Accordingly, no assurance can be given that the valuation of the Properties in the Portfolio using the Indexation Methodology will result in an accurate determination of the actual realizable value of a particular Property or of the Portfolio as a whole. The Bank can give no assurance as to the accuracy of the information provided by the House Price Index or the Composite 11 House Price Index.

BMO Covered Bond Program	Monthly Investor Report - June 2015	10 of 10